Exhibit 99.2 Schedule 11

Exception Level
Run Date - 9/16/2022

Marketing ID	SBO Loan Id	SERVICER Loan Id	Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
870	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	Resolved	Resolved	MTHY30XGOYG-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.	7/25/2022 Remains. Evidence showing the non-borrower received the consummation CD (XXXX) was not received. The defect can be resolved by providing evidence showing the non-borrower received the CD issued XXXX prior to or at consummation.

8/4/2022 Remains. Although the non-borrower was at the closing, evidence that the CD was received by the non-borrower is still required. Per regulation, all who have the right to rescind must receive the CD.

8/31/2022 Resolved. The CD XXXX is sufficient to cure the violation.	7/25/2022 Remains. Evidence showing the non-borrower received the consummation CD (XXXX) was not received. The defect can be resolved by providing evidence showing the non-borrower received the CD issued XXXX prior to or at consummation.

8/4/2022 Remains. Although the non-borrower was at the closing, evidence that the CD was received by the non-borrower is still required. Per regulation, all who have the right to rescind must receive the CD.

8/31/2022 Resolved. The CD XXXX is sufficient to cure the violation.